Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
As at December 31,	2020	2019
Prepaid expenses	$5,942	$12,896
Income tax recoverable	3,116	26,730
Inventory(a)	5,224	3,556
Deferred charges(b)	278	307
Other	8,301	235
Prepaid expenses and other current assets	$22,861	$43,724